(10) CONCESSION FINANCIAL ASSET (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concession Financial Asset Details Narrative Abstract
Other Operating Income	R$ 362,073	R$ 212,294